INCOME TAX - Summary Of Deferred Tax Assets and Liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	₽ 250	₽ 271
Set-off of tax	(24)	(34)
Net deferred tax assets	226	237
Total deferred tax liabilities before set-off	(159)	(62)
Set-off of tax	24	34
Net deferred tax liabilities	(135)	(28)
Net deferred tax asset	91	209
Deferred tax benefit	(21)	31
Deferred tax expense	32
Deferred tax benefit	11	31	₽ 96
Tax losses carried forward
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	113	149
Deferred tax benefit	(36)	(17)
Revenue recognition
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	71	59
Deferred tax benefit	12	27
Lease liabilities.
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	17	23
Deferred tax benefit	(6)	3
Employee benefits
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	24	24
Deferred tax benefit		5
Intangible assets
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	23	15
Total deferred tax liabilities before set-off	(138)	(33)
Deferred tax benefit	8	13
Deferred tax expense	24	3
Trade receivables
Disclosure of deferred tax assets and liabilities
Total deferred tax assets before set-off	2	1
Deferred tax benefit	1
Right-of-use assets
Disclosure of deferred tax assets and liabilities
Total deferred tax liabilities before set-off	(18)	(25)
Deferred tax expense	7	(3)
Property and equipment
Disclosure of deferred tax assets and liabilities
Total deferred tax liabilities before set-off	(2)	(2)
Deferred tax expense		1
Other items
Disclosure of deferred tax assets and liabilities
Total deferred tax liabilities before set-off	(1)	(2)
Deferred tax expense	₽ 1	₽ (1)